CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues
Share-based compensation expenses	$ 5	$ 6	$ 3
General and administrative
Share-based compensation expenses	3,156	4,092	1,895
Selling and marketing
Share-based compensation expenses	$ 5	$ 11	$ 6